AB Active ETFs, Inc.

AB US Equity ETF

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 91.2%
Information Technology – 26.1%
Communications Equipment – 1.1%
Arista Networks, Inc.(a)	14,445	$1,928,407
Cisco Systems, Inc.	44,692	3,551,226
F5, Inc.(a)	13	3,528
Lumentum Holdings, Inc.(a)	33	23,130
Motorola Solutions, Inc.	2,919	1,407,717

		6,914,008

Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp. - Class A	36,397	5,316,146
Arrow Electronics, Inc.(a)	32	4,869
Avnet, Inc.	20	1,317
CDW Corp./DE	4,047	496,324
Cognex Corp.	876	47,654
Coherent Corp.(a)	1,572	407,038
Corning, Inc.	2,160	324,821
Crane NXT Co.	93	4,491
Flex Ltd.(a)	876	55,205
IPG Photonics Corp.(a)	210	27,630
Jabil, Inc.	77	20,404
Keysight Technologies, Inc.(a)	717	220,356
Ralliant Corp.	643	29,507
Teledyne Technologies, Inc.(a)	174	118,511
Vontier Corp.	393	16,082
Zebra Technologies Corp. - Class A(a)	2	448

		7,090,803

IT Services – 0.7%
Accenture PLC - Class A	6,778	1,414,704
Akamai Technologies, Inc.(a)	551	54,213
Amdocs Ltd.	1,789	124,872
Cognizant Technology Solutions Corp. - Class A	247	15,914
DXC Technology Co.(a)	8	101
EPAM Systems, Inc.(a)	10	1,410
Gartner, Inc.(a)	8	1,258
GoDaddy, Inc. - Class A(a)	854	74,435
International Business Machines Corp.	6,772	1,626,702
Kyndryl Holdings, Inc.(a)	1,520	18,742
MongoDB, Inc.(a)	167	54,854
Okta, Inc.(a)	3,324	240,990
Twilio, Inc. - Class A(a)	7,786	941,794
VeriSign, Inc.	615	140,183

		4,710,172

Semiconductors & Semiconductor Equipment – 11.6%
Advanced Micro Devices, Inc.(a)	4,468	894,538
Analog Devices, Inc.	4,110	1,462,297
Applied Materials, Inc.	7,504	2,793,739
Astera Labs, Inc.(a)	241	28,638
Broadcom, Inc.	46,207	14,765,447
Enphase Energy, Inc.(a)	18	761

Company	Shares	U.S. $ Value
Entegris, Inc.	328	$43,444
First Solar, Inc.(a)	153	30,172
GlobalFoundries, Inc.(a)	6	285
Intel Corp.(a)	16,089	733,819
KLA Corp.	987	1,504,731
Lam Research Corp.	5,426	1,269,087
Marvell Technology, Inc.	396	32,349
Microchip Technology, Inc.	29,046	2,167,993
Micron Technology, Inc.	4,997	2,060,613
Monolithic Power Systems, Inc.	13	14,856
NVIDIA Corp.	239,241	42,391,113
ON Semiconductor Corp.(a)	133	8,842
Qnity Electronics, Inc.	1,406	178,225
QUALCOMM, Inc.	5,991	852,879
Skyworks Solutions, Inc.	17	1,013
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	10,554	3,953,317
Teradyne, Inc.	63	20,162
Texas Instruments, Inc.	6,532	1,385,502
Universal Display Corp.	39	4,161

		76,597,983

Software – 6.9%
Adobe, Inc.(a)	5,637	1,479,205
AppLovin Corp. - Class A(a)	75	32,608
Autodesk, Inc.(a)	722	177,518
Cadence Design Systems, Inc.(a)	3,442	1,037,419
Cloudflare, Inc. - Class A(a)	1,727	297,372
Crowdstrike Holdings, Inc. - Class A(a)	677	251,831
Datadog, Inc. - Class A(a)	521	58,331
Dolby Laboratories, Inc. - Class A	248	16,509
Fair Isaac Corp.(a)	91	128,252
Fortinet, Inc.(a)	1,880	148,576
Gen Digital, Inc.	4,464	100,753
Guidewire Software, Inc.(a)	939	136,456
HubSpot, Inc.(a)	200	52,902
Intuit, Inc.	2,195	897,821
Manhattan Associates, Inc.(a)	180	24,377
Microsoft Corp.	84,464	33,172,391
Oracle Corp.	18,348	2,667,799
Palantir Technologies, Inc. - Class A(a)	1,569	215,251
Palo Alto Networks, Inc.(a)	14,572	2,170,062
PTC, Inc.(a)	729	114,154
Roper Technologies, Inc.	1,236	432,266
Salesforce, Inc.	6,874	1,338,987
ServiceNow, Inc.(a)	4,408	476,108
Strategy, Inc.(a)	134	17,353
Synopsys, Inc.(a)	134	55,476
Teradata Corp.(a)	206	6,487
Trimble, Inc.(a)	1,165	77,904
Tyler Technologies, Inc.(a)	6	2,128
Workday, Inc. - Class A(a)	1	134
Zoom Communications, Inc.(a)	317	23,439

Company	Shares	U.S. $ Value
Zscaler, Inc.(a)	180	$26,458

		45,636,327

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	105,094	27,763,733
Dell Technologies, Inc. - Class C	581	86,035
Hewlett Packard Enterprise Co.	9,383	201,453
HP, Inc.	6,273	119,124
NetApp, Inc.	454	44,960
Pure Storage, Inc. - Class A(a)	21,769	1,398,005
Sandisk Corp./DE(a)	574	364,697
Super Micro Computer, Inc.(a)	20,834	674,813
Western Digital Corp.	1,396	390,461

		31,043,281

		171,992,574

Financials – 16.2%
Banks – 4.3%
Bank of America Corp.	80,122	3,992,479
BOK Financial Corp.	212	26,653
Citigroup, Inc.	77,766	8,569,035
Citizens Financial Group, Inc.	2,282	137,353
Commerce Bancshares, Inc./MO	1,397	71,233
Cullen/Frost Bankers, Inc.	277	38,287
East West Bancorp, Inc.	33	3,612
Fifth Third Bancorp	8,401	415,597
First Citizens BancShares, Inc./NC - Class A	39	74,028
FNB Corp./PA	42	714
Huntington Bancshares, Inc./OH	786	13,205
JPMorgan Chase & Co.	34,759	10,438,128
KeyCorp	897	18,604
M&T Bank Corp.	1,536	333,281
NU Holdings Ltd./Cayman Islands - Class A(a)	174	2,606
PNC Financial Services Group, Inc. (The)	3,543	752,356
Popular, Inc.	5	677
Regions Financial Corp.	3,167	88,138
Truist Financial Corp.	3,915	193,049
US Bancorp	2,877	157,257
Webster Financial Corp.	1,776	128,103
Wells Fargo & Co.	31,090	2,532,280
Western Alliance Bancorp	78	6,265
Zions Bancorp NA	263	15,065

		28,008,005

Capital Markets – 5.5%
Ameriprise Financial, Inc.	2,425	1,140,041
Ares Management Corp. - Class A	1,092	122,315
Bank of New York Mellon Corp. (The)	4,138	492,836
Blackrock, Inc.	762	810,181
Blackstone, Inc.	12,309	1,395,471
Brookfield Asset Management Ltd. - Class A	1,107	51,752
Cboe Global Markets, Inc.	732	219,395
Charles Schwab Corp. (The)	105,535	10,046,932
CME Group, Inc.	3,846	1,228,797
Evercore, Inc. - Class A	13	4,015
FactSet Research Systems, Inc.	168	36,424
Franklin Resources, Inc.	55	1,460

Company	Shares	U.S. $ Value
Goldman Sachs Group, Inc. (The)	6,245	$5,368,015
Houlihan Lokey, Inc.	24	3,930
Intercontinental Exchange, Inc.	10,677	1,752,416
Invesco Ltd.	100	2,626
Jefferies Financial Group, Inc.	5,162	229,193
KKR & Co., Inc.	1,665	145,987
LPL Financial Holdings, Inc.	1,141	342,733
MarketAxess Holdings, Inc.	147	28,224
Moody’s Corp.	1,509	720,683
Morgan Stanley	57,210	9,526,037
MSCI, Inc.	83	47,462
Nasdaq, Inc.	15,206	1,331,741
Northern Trust Corp.	94	13,450
Raymond James Financial, Inc.	25	3,827
S&P Global, Inc.	2,203	973,462
SEI Investments Co.	2	163
State Street Corp.	122	15,692
Stifel Financial Corp.	197	14,551
T. Rowe Price Group, Inc.	3,628	343,318
Tradeweb Markets, Inc. - Class A	18	2,219

		36,415,348

Consumer Finance – 0.5%
Ally Financial, Inc.	115	4,536
American Express Co.	9,017	2,785,351
Capital One Financial Corp.	1,509	295,221
OneMain Holdings, Inc.	107	5,887
Synchrony Financial	5,552	383,699

		3,474,694

Financial Services – 4.5%
Affirm Holdings, Inc.(a)	10	470
Apollo Global Management, Inc.	1,722	180,121
Berkshire Hathaway, Inc. - Class A(a)	1	757,000
Berkshire Hathaway, Inc. - Class B(a)	16,633	8,398,833
Block, Inc.(a)	8	510
Corpay, Inc.(a)	10	3,251
Fidelity National Information Services, Inc.	239	12,180
Fiserv, Inc.(a)	9,607	598,420
Jack Henry & Associates, Inc.	411	66,771
Mastercard, Inc. - Class A	11,391	5,891,539
MGIC Investment Corp.	131	3,475
PayPal Holdings, Inc.	3,026	139,832
Shift4 Payments, Inc. - Class A(a)	1	44
Toast, Inc. - Class A(a)	417	11,388
Visa, Inc. - Class A	42,551	13,622,277
Voya Financial, Inc.	30	2,006

		29,688,117

Insurance – 1.4%
Aflac, Inc.	743	83,907
Allstate Corp. (The)	1,143	245,196
American Financial Group, Inc./OH	57	7,580
American International Group, Inc.	630	50,709
Aon PLC - Class A	2,350	788,355
Arch Capital Group Ltd.(a)	88	8,813
Arthur J Gallagher & Co.	2,858	652,196

Company	Shares	U.S. $ Value
Assurant, Inc.	22	$5,051
Axis Capital Holdings Ltd.	102	10,783
Brown & Brown, Inc.	2,464	176,964
Chubb Ltd.	4,978	1,696,801
Cincinnati Financial Corp.	120	19,678
Everest Group Ltd.	124	41,601
Fidelity National Financial, Inc.	296	15,652
First American Financial Corp.	37	2,594
Globe Life, Inc.	47	6,827
Hanover Insurance Group, Inc. (The)	58	10,477
Hartford Insurance Group, Inc. (The)	4,641	653,592
Kinsale Capital Group, Inc.	104	40,526
Lincoln National Corp.	1,055	36,187
Loews Corp.	63	6,931
Markel Group, Inc.(a)	4	8,290
Marsh & McLennan Cos., Inc.	546	101,960
MetLife, Inc.	1,383	99,673
Old Republic International Corp.	3	129
Principal Financial Group, Inc.	50	4,771
Progressive Corp. (The)	8,116	1,734,065
Prudential Financial, Inc.	638	62,766
Reinsurance Group of America, Inc. - Class A	506	109,159
RenaissanceRe Holdings Ltd.	351	106,163
RLI Corp.	33	2,057
Travelers Cos., Inc. (The)	5,211	1,608,323
Unum Group	36	2,582
W R Berkley Corp.	2,537	181,903
White Mountains Insurance Group Ltd.	2	4,441
Willis Towers Watson PLC	1,708	521,230

		9,107,932

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	21	235

		106,694,331

Health Care – 10.4%
Biotechnology – 1.2%
AbbVie, Inc.	12,874	2,987,798
Alnylam Pharmaceuticals, Inc.(a)	27	8,989
Amgen, Inc.	4,443	1,724,595
Biogen, Inc.(a)	442	84,784
Gilead Sciences, Inc.	10,019	1,492,330
Incyte Corp.(a)	59	5,975
Insmed, Inc.(a)	95	14,186
Ionis Pharmaceuticals, Inc.(a)	220	17,853
Moderna, Inc.(a)	203	10,875
Regeneron Pharmaceuticals, Inc.	485	379,110
United Therapeutics Corp.(a)	14	7,055
Vertex Pharmaceuticals, Inc.(a)	2,412	1,198,354

		7,931,904

Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	17,157	1,996,217
Align Technology, Inc.(a)	68	12,927
Baxter International, Inc.	2,428	49,458
Becton Dickinson & Co.	1,118	197,305

Company	Shares	U.S. $ Value
Boston Scientific Corp.(a)	4,102	$315,239
Cooper Cos., Inc. (The)(a)	2,441	204,238
Dexcom, Inc.(a)	784	57,569
Edwards Lifesciences Corp.(a)	5,414	468,149
GE HealthCare Technologies, Inc.	1,379	116,208
Globus Medical, Inc. - Class A(a)	57	5,441
Hologic, Inc.(a)	3,732	281,243
IDEXX Laboratories, Inc.(a)	511	335,589
Insulet Corp.(a)	69	17,016
Intuitive Surgical, Inc.(a)	1,727	869,562
Masimo Corp.(a)	80	14,028
Medtronic PLC	8,815	860,873
Penumbra, Inc.(a)	45	15,498
ResMed, Inc.	132	33,826
Solventum Corp.(a)	3,291	244,192
STERIS PLC	811	204,656
Stryker Corp.	2,639	1,022,507
Teleflex, Inc.	265	32,346
Zimmer Biomet Holdings, Inc.	1,153	113,501

		7,467,588

Health Care Providers & Services – 2.2%
Cardinal Health, Inc.	2,157	494,449
Cencora, Inc.	1,364	507,599
Centene Corp.(a)	553	24,819
Cigna Group (The)	1,803	522,546
CVS Health Corp.	10,266	820,253
DaVita, Inc.(a)	8	1,250
Elevance Health, Inc.	20,916	6,693,120
Encompass Health Corp.	6,464	697,336
HCA Healthcare, Inc.	1,482	785,015
Labcorp Holdings, Inc.	2,720	786,406
McKesson Corp.	743	733,616
Molina Healthcare, Inc.(a)	11	1,695
Quest Diagnostics, Inc.	249	52,766
UnitedHealth Group, Inc.	8,437	2,474,319
Universal Health Services, Inc. - Class B	19	3,916

		14,599,105

Health Care Technology – 0.0%
Veeva Systems, Inc. - Class A(a)	578	105,202

Life Sciences Tools & Services – 1.8%
Agilent Technologies, Inc.	408	49,523
Bio-Techne Corp.	56	3,304
Charles River Laboratories International, Inc.(a)	108	19,277
Danaher Corp.	13,186	2,777,499
Illumina, Inc.(a)	169	22,724
IQVIA Holdings, Inc.(a)	21,712	3,882,323
Medpace Holdings, Inc.(a)	4	1,807
Mettler-Toledo International, Inc.(a)	15	20,500
QIAGEN NV(a)	601	29,930
Thermo Fisher Scientific, Inc.	8,846	4,609,739
Waters Corp.(a)	261	83,358

Company	Shares	U.S. $ Value
West Pharmaceutical Services, Inc.	23	$5,850

		11,505,834

Pharmaceuticals – 4.1%
Bristol-Myers Squibb Co.	12,666	789,978
Elanco Animal Health, Inc.(a)	3,777	99,713
Eli Lilly & Co.	8,781	9,237,524
Jazz Pharmaceuticals PLC(a)	2	380
Johnson & Johnson	21,922	5,446,083
Merck & Co., Inc.	82,734	10,244,124
Organon & Co.	76	554
Pfizer, Inc.	20,422	564,668
Viatris, Inc.	1,726	25,769
Zoetis, Inc.	6,425	842,318

		27,251,111

		68,860,744

Communication Services – 9.8%
Diversified Telecommunication Services – 0.7%
AST SpaceMobile, Inc.(a)	692	54,799
AT&T, Inc.	40,996	1,148,298
Charter Communications, Inc. - Class A(a)	82	19,240
Comcast Corp. - Class A	23,774	736,043
GCI Liberty, Inc. - Class A(a)	84	3,338
GCI Liberty, Inc. - Class C(a)	247	9,719
Liberty Global Ltd. - Class A(a)	1,288	16,409
Liberty Global Ltd. - Class C(a)	3,873	47,638
Verizon Communications, Inc.	44,091	2,210,723

		4,246,207

Entertainment – 0.7%
Electronic Arts, Inc.	2,192	439,649
Liberty Media Corp.-Liberty Formula One - Class A(a)	70	5,906
Liberty Media Corp.-Liberty Formula One - Class C(a)	886	81,149
Live Nation Entertainment, Inc.(a)	1,109	179,813
Netflix, Inc.(a)	11,984	1,153,340
Spotify Technology SA(a)	100	51,494
Take-Two Interactive Software, Inc.(a)	43	9,094
Walt Disney Co. (The)	23,265	2,467,020
Warner Bros Discovery, Inc.(a)	9,880	278,320

		4,665,785

Interactive Media & Services – 8.1%
Alphabet, Inc. - Class A	46,238	14,415,159
Alphabet, Inc. - Class C	65,482	20,393,059
IAC, Inc.(a)	250	9,580
Match Group, Inc.	539	17,032
Meta Platforms, Inc. - Class A	28,815	18,677,307
Pinterest, Inc. - Class A(a)	1,969	33,729
Reddit, Inc. - Class A(a)	60	8,749

		53,554,615

Company	Shares	U.S. $ Value

Media – 0.1%
Fox Corp. - Class A	773	$43,551
Fox Corp. - Class B	50	2,586
Liberty Broadband Corp. - Class A(a)	421	22,978
Liberty Broadband Corp. - Class C(a)	1,117	60,999
New York Times Co. (The) - Class A	1,090	86,971
News Corp. - Class A	71	1,725
News Corp. - Class B	38	1,018
Omnicom Group, Inc.	513	43,754
Sirius XM Holdings, Inc.	4,234	92,979
Trade Desk, Inc. (The) - Class A(a)	925	22,033
Versant Media Group, Inc.(a)	930	30,988

		409,582

Wireless Telecommunication Services – 0.2%
T-Mobile US, Inc.	7,263	1,576,725

		64,452,914

Consumer Discretionary – 8.6%
Automobile Components – 0.2%
Aptiv PLC(a)	450	33,093
BorgWarner, Inc.	557	32,066
Gentex Corp.	62,550	1,463,670
Lear Corp.	18	2,363

		1,531,192

Automobiles – 0.4%
Ford Motor Co.	1,696	23,897
General Motors Co.	3,858	303,663
Tesla, Inc.(a)	5,064	2,038,310

		2,365,870

Broadline Retail – 2.5%
Amazon.com, Inc.(a)	77,278	16,228,380
Coupang, Inc.(a)	62	1,183
eBay, Inc.	2,382	216,429
Etsy, Inc.(a)	672	36,879
Macy’s, Inc.	37	732
Ollie’s Bargain Outlet Holdings, Inc.(a)	18	1,928

		16,485,531

Distributors – 0.0%
Genuine Parts Co.	602	71,795

Diversified Consumer Services – 0.1%
H&R Block, Inc.	85	2,603
Liberty Live Holdings, Inc. - Class A(a)	453	43,959
Liberty Live Holdings, Inc. - Class C(a)	920	91,678
Service Corp. International/US	5,687	478,732

		616,972

Hotels, Restaurants & Leisure – 2.3%
Airbnb, Inc. - Class A(a)	20	2,702
Aramark	4,071	170,371

Company	Shares	U.S. $ Value
Booking Holdings, Inc.	155	$657,099
Carnival Corp.	590	18,615
Chipotle Mexican Grill, Inc.(a)	21,106	785,565
Churchill Downs, Inc.	102	9,377
Darden Restaurants, Inc.	185	39,562
Domino’s Pizza, Inc.	4	1,610
DoorDash, Inc. - Class A(a)	85	15,000
Expedia Group, Inc.	3,795	818,544
Hilton Worldwide Holdings, Inc.	808	251,918
Hyatt Hotels Corp. - Class A	22,686	3,663,789
Las Vegas Sands Corp.	96	5,445
Marriott International, Inc./MD - Class A	10,862	3,711,871
McDonald’s Corp.	7,916	2,699,831
MGM Resorts International(a)	60	2,212
Norwegian Cruise Line Holdings Ltd.(a)	333	8,255
Royal Caribbean Cruises Ltd.	114	35,449
Starbucks Corp.	9,752	955,891
Texas Roadhouse, Inc.	2,213	404,691
Travel & Leisure Co.	246	18,130
Viking Holdings Ltd.(a)	1,383	107,902
Wendy’s Co. (The)	631	4,834
Wynn Resorts Ltd.	213	23,045
Yum! Brands, Inc.	4,496	756,047

		15,167,755

Household Durables – 0.2%
DR Horton, Inc.	342	54,853
Garmin Ltd.	584	147,653
Lennar Corp. - Class A	2,053	234,781
Lennar Corp. - Class B	6	640
Mohawk Industries, Inc.(a)	6	752
PulteGroup, Inc.	376	51,587
Somnigroup International, Inc.	6,360	569,284
Toll Brothers, Inc.	675	106,137
TopBuild Corp.(a)	29	13,001

		1,178,688

Leisure Products – 0.0%
Hasbro, Inc.	343	34,159

Specialty Retail – 2.7%
AutoNation, Inc.(a)	11	2,147
AutoZone, Inc.(a)	332	1,246,853
Bath & Body Works, Inc.	29	660
Best Buy Co., Inc.	1,367	84,713
Burlington Stores, Inc.(a)	15	4,603
CarMax, Inc.(a)	985	42,522
Carvana Co.(a)	2	668
Dick’s Sporting Goods, Inc.	1,315	267,773
Five Below, Inc.(a)	1	224
Floor & Decor Holdings, Inc. - Class A(a)	12,553	867,287
GameStop Corp. - Class A(a)	16	384
Gap, Inc. (The)	682	19,123
Home Depot, Inc. (The)	15,214	5,792,274
Lithia Motors, Inc.	15	4,194
Lowe’s Cos., Inc.	7,160	1,894,321

Company	Shares	U.S. $ Value
Murphy USA, Inc.	50	$19,537
O’Reilly Automotive, Inc.(a)	19,879	1,866,241
Penske Automotive Group, Inc.	102	16,067
Ross Stores, Inc.	8,455	1,738,686
TJX Cos., Inc. (The)	25,207	4,074,964
Tractor Supply Co.	1,317	68,273
Ulta Beauty, Inc.(a)	34	23,283
Valvoline, Inc.(a)	991	37,460
Williams-Sonoma, Inc.	74	15,218

		18,087,475

Textiles, Apparel & Luxury Goods – 0.2%
Amer Sports, Inc.(a)	11	418
Columbia Sportswear Co.	177	10,963
Crocs, Inc.(a)	3	272
Deckers Outdoor Corp.(a)	903	105,895
NIKE, Inc. - Class B	15,894	988,289
On Holding AG - Class A(a)	461	21,427
PVH Corp.	15	1,029
Ralph Lauren Corp.	57	20,668
Tapestry, Inc.	268	41,666

		1,190,627

		56,730,064

Industrials – 8.5%
Aerospace & Defense – 1.5%
ATI, Inc.(a)	55	8,997
Axon Enterprise, Inc.(a)	5	2,712
Boeing Co. (The)(a)	2,760	627,983
Curtiss-Wright Corp.	36	25,212
General Dynamics Corp.	1,437	513,081
General Electric Co.	3,574	1,223,237
HEICO Corp. - Class A	560	134,461
Hexcel Corp.	6,249	579,220
Howmet Aerospace, Inc.	2,356	618,521
Huntington Ingalls Industries, Inc.	32	14,225
L3Harris Technologies, Inc.	4,024	1,466,909
Lockheed Martin Corp.	661	434,991
Northrop Grumman Corp.	610	441,872
RTX Corp.	15,125	3,064,627
Textron, Inc.	1,286	126,864
TransDigm Group, Inc.	166	216,263

		9,499,175

Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	515	95,404
Expeditors International of Washington, Inc.	326	47,280
FedEx Corp.	2,453	949,311
GXO Logistics, Inc.(a)	1,353	85,009
United Parcel Service, Inc. - Class B	8,812	1,021,839

		2,198,843

Building Products – 0.4%
A O Smith Corp.	818	63,804
Allegion PLC	180	29,007

Company	Shares	U.S. $ Value
Armstrong World Industries, Inc.	57	$9,889
Carlisle Cos., Inc.	232	91,587
Carrier Global Corp.	6,640	427,616
Fortune Brands Innovations, Inc.	2,097	113,951
Johnson Controls International PLC	2,902	418,758
Lennox International, Inc.	733	417,766
Masco Corp.	1,006	72,050
Otis Worldwide Corp.	1,141	105,611
Owens Corning	17	2,075
Trane Technologies PLC	2,190	1,012,481

		2,764,595

Commercial Services & Supplies – 0.4%
Cintas Corp.	3,814	767,110
Clean Harbors, Inc.(a)	10	2,932
Copart, Inc.(a)	5,941	226,292
RB Global, Inc.	372	37,557
Republic Services, Inc.	459	105,111
Rollins, Inc.	348	21,190
Tetra Tech, Inc.	11,737	420,654
Veralto Corp.	5,790	564,120
Waste Management, Inc.	2,911	701,085

		2,846,051

Construction & Engineering – 0.1%
AECOM	1,761	172,543
API Group Corp.(a)	48	2,134
Comfort Systems USA, Inc.	11	15,723
EMCOR Group, Inc.	52	37,680
Everus Construction Group, Inc.(a)	334	40,371
MasTec, Inc.(a)	44	13,113
Quanta Services, Inc.	943	530,984
Valmont Industries, Inc.	85	39,094

		851,642

Electrical Equipment – 1.4%
AMETEK, Inc.	2,167	518,390
BWX Technologies, Inc.	102	21,010
Eaton Corp. PLC	14,245	5,354,980
Emerson Electric Co.	4,239	639,029
GE Vernova, Inc.	2,684	2,344,742
Generac Holdings, Inc.(a)	37	8,339
Hubbell, Inc.	74	37,861
nVent Electric PLC	892	105,577
Regal Rexnord Corp.	56	12,375
Rockwell Automation, Inc.	794	323,515
Sensata Technologies Holding PLC	349	13,032
Vertiv Holdings Co. - Class A	32	8,157

		9,387,007

Ground Transportation – 0.7%
CSX Corp.	50,053	2,136,763
JB Hunt Transport Services, Inc.	42	9,803
Knight-Swift Transportation Holdings, Inc.	34	2,139
Landstar System, Inc.	57	9,288
Norfolk Southern Corp.	1,810	569,679
Old Dominion Freight Line, Inc.	630	127,922

Company	Shares	U.S. $ Value
Ryder System, Inc.	3	$665
Saia, Inc.(a)	456	184,858
Uber Technologies, Inc.(a)	2,910	219,472
Union Pacific Corp.	4,791	1,269,519

		4,530,108

Industrial Conglomerates – 0.7%
3M Co.	9,829	1,624,930
Honeywell International, Inc.	11,286	2,749,157

		4,374,087

Machinery – 1.3%
Allison Transmission Holdings, Inc.	68	8,520
Caterpillar, Inc.	3,508	2,605,848
Crane Co.	86	17,246
Cummins, Inc.	864	504,464
Deere & Co.	1,691	1,064,840
Donaldson Co., Inc.	961	89,142
Dover Corp.	855	192,802
Esab Corp.	9	1,136
Flowserve Corp.	15	1,328
Fortive Corp.	1,893	112,066
IDEX Corp.	194	40,637
Illinois Tool Works, Inc.	5,273	1,532,492
Ingersoll Rand, Inc.	3,805	358,203
ITT, Inc.	267	54,043
Middleby Corp. (The)(a)	75	12,664
Mueller Industries, Inc.	5	590
Nordson Corp.	260	76,294
Oshkosh Corp.	31	5,271
PACCAR, Inc.	2,999	378,144
Parker-Hannifin Corp.	662	668,077
Pentair PLC	979	97,107
RBC Bearings, Inc.(a)	9	5,183
Snap-on, Inc.	474	182,594
Stanley Black & Decker, Inc.	65	5,622
Timken Co. (The)	23	2,493
Westinghouse Air Brake Technologies Corp.	2,197	579,898
Xylem, Inc./NY	1,613	208,980

		8,805,684

Marine Transportation – 0.0%
Kirby Corp.(a)	60	7,788

Passenger Airlines – 0.6%
Alaska Air Group, Inc.(a)	229	11,816
Delta Air Lines, Inc.	60,971	4,005,795
Southwest Airlines Co.	58	2,857
United Airlines Holdings, Inc.(a)	520	55,276

		4,075,744

Professional Services – 0.5%
Amentum Holdings, Inc.(a)	2	60
Automatic Data Processing, Inc.	7,704	1,651,429
Booz Allen Hamilton Holding Corp.	1,333	105,080
Broadridge Financial Solutions, Inc.	3,773	701,288
Concentrix Corp.	23	754

Company	Shares	U.S. $ Value
Equifax, Inc.	20	$4,179
Genpact Ltd.	1,216	48,300
Jacobs Solutions, Inc.	267	36,809
Leidos Holdings, Inc.	442	77,394
Paychex, Inc.	1,805	169,038
Robert Half, Inc.	450	10,989
SS&C Technologies Holdings, Inc.	97	7,303
TransUnion	3,401	267,149
Verisk Analytics, Inc.	763	158,376

		3,238,148

Trading Companies & Distributors – 0.6%
Air Lease Corp.	1,763	114,313
Core & Main, Inc. - Class A(a)	947	51,289
Fastenal Co.	4,518	208,009
Ferguson Enterprises, Inc.	2	521
FTAI Aviation Ltd.	4,867	1,488,329
MSC Industrial Direct Co., Inc. - Class A	20	1,877
United Rentals, Inc.	1,349	1,133,160
Watsco, Inc.	578	241,217
WW Grainger, Inc.	345	394,932

		3,633,647

		56,212,519

Consumer Staples – 6.1%
Beverages – 0.9%
Celsius Holdings, Inc.(a)	351	18,817
Coca-Cola Co. (The)	30,630	2,498,183
Coca-Cola Consolidated, Inc.	230	46,552
Constellation Brands, Inc. - Class A	121	19,101
Molson Coors Beverage Co. - Class B	37	1,813
Monster Beverage Corp.(a)	6,548	558,544
PepsiCo, Inc.	16,666	2,828,887

		5,971,897

Consumer Staples Distribution & Retail – 3.7%
BJ’s Wholesale Club Holdings, Inc.(a)	1,987	196,296
Casey’s General Stores, Inc.	64	43,878
Costco Wholesale Corp.	14,876	15,036,512
Dollar General Corp.	736	114,993
Dollar Tree, Inc.(a)	5,648	714,359
Kroger Co. (The)	3,977	271,390
Performance Food Group Co.(a)	34	3,300
Sysco Corp.	4,495	409,764
Target Corp.	2,188	248,973
US Foods Holding Corp.(a)	3,329	321,615
Walmart, Inc.	51,590	6,600,940

		23,962,020

Food Products – 0.3%
Archer-Daniels-Midland Co.	861	59,443
Bunge Global SA	36	4,343
Campbell’s Co. (The)	160	4,312
Conagra Brands, Inc.	1,204	23,177
Darling Ingredients, Inc.(a)	147	7,814
General Mills, Inc.	2,014	91,093

Company	Shares	U.S. $ Value
Hershey Co. (The)	163	$38,514
Hormel Foods Corp.	932	23,859
Ingredion, Inc.	300	35,238
J M Smucker Co. (The)	65	7,537
Kraft Heinz Co. (The)	3,569	87,833
Lamb Weston Holdings, Inc.	95	4,578
McCormick & Co., Inc./MD	639	45,395
Mondelez International, Inc. - Class A	23,833	1,467,636
Post Holdings, Inc.(a)	93	9,886
Tyson Foods, Inc. - Class A	243	15,793

		1,926,451

Household Products – 0.6%
Church & Dwight Co., Inc.	2,241	234,991
Clorox Co. (The)	400	50,864
Colgate-Palmolive Co.	6,226	617,246
Kimberly-Clark Corp.	1,068	119,018
Procter & Gamble Co. (The)	18,806	3,144,363

		4,166,482

Personal Care Products – 0.2%
Estee Lauder Cos., Inc. (The) - Class A	1,008	110,346
Kenvue, Inc.	54,027	1,032,996

		1,143,342

Tobacco – 0.4%
Altria Group, Inc.	12,256	846,154
Philip Morris International, Inc.	10,301	1,924,536

		2,770,690

		39,940,882

Energy – 2.6%
Energy Equipment & Services – 0.2%
Baker Hughes Co.	14,795	965,522
Halliburton Co.	2,706	97,416
SLB Ltd.	3,186	163,569

		1,226,507

Oil, Gas & Consumable Fuels – 2.4%
APA Corp.	986	29,945
Cheniere Energy, Inc.	2,338	551,137
Chevron Corp.	9,472	1,768,991
ConocoPhillips	6,452	732,044
Coterra Energy, Inc.	604	18,476
Devon Energy Corp.	283	12,319
Diamondback Energy, Inc.	73	12,708
DT Midstream, Inc.	4,134	573,964
EOG Resources, Inc.	7,877	977,378
EQT Corp.	3,289	202,010
Expand Energy Corp.	258	27,843
Exxon Mobil Corp.	36,038	5,495,795
HF Sinclair Corp.	8	400
Kinder Morgan, Inc.	2,206	73,394
Marathon Petroleum Corp.	6,046	1,198,378
Occidental Petroleum Corp.	2,333	123,836
ONEOK, Inc.	5,743	475,348
Ovintiv, Inc.	8	405

Company	Shares	U.S. $ Value
Phillips 66	4,181	$645,254
Targa Resources Corp.	1,167	275,179
Texas Pacific Land Corp.	1,065	558,369
Valero Energy Corp.	9,013	1,844,420
Williams Cos., Inc. (The)	2,070	154,670

		15,752,263

		16,978,770

Materials – 1.4%
Chemicals – 1.1%
Air Products & Chemicals, Inc.	2,544	701,305
Albemarle Corp.	181	32,339
Ashland, Inc.	704	43,901
Axalta Coating Systems Ltd.(a)	133	4,444
Celanese Corp.	2,343	117,009
CF Industries Holdings, Inc.	140	13,936
Corteva, Inc.	16,990	1,361,239
Dow, Inc.	7,923	243,474
DuPont de Nemours, Inc.	2,834	141,813
Eastman Chemical Co.	97	7,324
Ecolab, Inc.	2,785	858,755
International Flavors & Fragrances, Inc.	28	2,302
Linde PLC	5,007	2,543,957
LyondellBasell Industries NV - Class A	185	10,641
Mosaic Co. (The)	542	15,089
NewMarket Corp.	17	10,642
Olin Corp.	19	482
PPG Industries, Inc.	26	3,205
RPM International, Inc.	295	33,665
Sherwin-Williams Co. (The)	2,286	828,881
Solstice Advanced Materials, Inc.	3,062	240,398
Westlake Corp.	115	12,119

		7,226,920

Construction Materials – 0.2%
CRH PLC	190	22,796
Eagle Materials, Inc.	37	8,281
Martin Marietta Materials, Inc.	872	589,969
Vulcan Materials Co.	1,203	372,930

		993,976

Containers & Packaging – 0.0%
Amcor PLC	140	6,780
AptarGroup, Inc.	715	102,753
Avery Dennison Corp.	12	2,356
Crown Holdings, Inc.	5	573
International Paper Co.	600	26,130
Packaging Corp. of America	11	2,554
Sealed Air Corp.	354	14,825

		155,971

Metals & Mining – 0.1%
Alcoa Corp.	1	62
Freeport-McMoRan, Inc.	3,580	243,726
Newmont Corp.	1,631	212,030
Nucor Corp.	875	154,770
Reliance, Inc.	101	31,880
Royal Gold, Inc.	83	24,882

Company	Shares	U.S. $ Value
Southern Copper Corp.	134	$29,281
Steel Dynamics, Inc.	515	99,462

		796,093

		9,172,960

Utilities – 1.2%
Electric Utilities – 0.8%
Alliant Energy Corp.	1,478	106,918
American Electric Power Co., Inc.	10,754	1,439,100
Constellation Energy Corp.	1,493	492,511
Duke Energy Corp.	2,684	351,201
Edison International	1,678	125,414
Entergy Corp.	3,908	418,586
Evergy, Inc.	153	12,800
Eversource Energy	2,401	182,980
Exelon Corp.	4,397	217,520
FirstEnergy Corp.	504	25,785
NextEra Energy, Inc.	17,004	1,594,465
NRG Energy, Inc.	26	4,653
PG&E Corp.	261	4,959
Pinnacle West Capital Corp.	60	6,018
PPL Corp.	1,350	52,623
Southern Co. (The)	2,005	195,247
Xcel Energy, Inc.	288	24,008

		5,254,788

Gas Utilities – 0.0%
Atmos Energy Corp.	110	20,547
MDU Resources Group, Inc.	1,584	32,757
UGI Corp.	14	524

		53,828

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	2,972	51,356
Brookfield Renewable Corp.	97	4,145
Talen Energy Corp.(a)	74	27,452
Vistra Corp.	584	101,551

		184,504

Multi-Utilities – 0.4%
Ameren Corp.	3,851	436,241
CenterPoint Energy, Inc.	140	6,090
CMS Energy Corp.	57	4,450
Consolidated Edison, Inc.	2,228	250,695
Dominion Energy, Inc.	3,413	215,497
DTE Energy Co.	641	95,022
NiSource, Inc.	11,046	522,476
Public Service Enterprise Group, Inc.	4,502	387,487
Sempra	3,086	297,089
WEC Energy Group, Inc.	537	62,807

		2,277,854

Water Utilities – 0.0%
American Water Works Co., Inc.	267	36,320

Company	Shares	U.S. $ Value
Essential Utilities, Inc.	905	$36,173

		72,493

		7,843,467

Real Estate – 0.3%
Health Care REITs – 0.0%
Healthcare Realty Trust, Inc.	5	92
Medical Properties Trust, Inc.	46	265
Ventas, Inc.	1,099	94,690
Welltower, Inc.	640	132,557

		227,604

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	18	353

Industrial REITs – 0.0%
Americold Realty Trust, Inc.	2	27
EastGroup Properties, Inc.	12	2,355
First Industrial Realty Trust, Inc.	127	8,019
Prologis, Inc.	1,890	269,457

		279,858

Office REITs – 0.0%
BXP, Inc.	100	5,758
Vornado Realty Trust	888	24,491

		30,249

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	1,029	151,942
CoStar Group, Inc.(a)	20	893
Jones Lang LaSalle, Inc.(a)	44	13,884

		166,719

Residential REITs – 0.0%
American Homes 4 Rent - Class A	101	3,030
AvalonBay Communities, Inc.	516	91,451
Equity Residential	36	2,276
Essex Property Trust, Inc.	64	16,327
Mid-America Apartment Communities, Inc.	251	33,599
Sun Communities, Inc.	99	13,509

		160,192

Retail REITs – 0.1%
Federal Realty Investment Trust	14	1,523
Kimco Realty Corp.	991	23,338
Realty Income Corp.	1,303	87,301
Regency Centers Corp.	1	79
Simon Property Group, Inc.	1,085	221,177

		333,418

Specialized REITs – 0.2%
American Tower Corp.	1,230	235,988
Crown Castle, Inc.	970	86,854
CubeSmart	296	12,177
Digital Realty Trust, Inc.	651	115,357
Equinix, Inc.	196	190,955

Company	Shares	U.S. $ Value
Iron Mountain, Inc.	2,752	$298,124
Lamar Advertising Co. - Class A	1	138
Millrose Properties, Inc.	36	1,129
Public Storage	21	6,448
Rayonier, Inc.	400	8,596
SBA Communications Corp.	2	402
VICI Properties, Inc.	3,732	112,744
Weyerhaeuser Co.	507	12,437

		1,081,349

		2,279,742

Total Common Stocks (cost $184,198,815)		601,158,967

INVESTMENT COMPANIES – 8.5%
Funds and Investment Trusts – 8.5%(b)
First Trust Nasdaq-100 Select Equal Weight ETF	270	36,209
First Trust Health Care AlphaDEX Fund	579	67,300
First Trust Cloud Computing ETF	164	17,983
First Trust Nasdaq Oil & Gas ETF	1,978	68,467
Invesco QQQ Trust Series 1	3,773	2,291,305
Invesco S&P 500 Equal Weight ETF	362	74,199
Invesco KBW Bank ETF	798	65,324
iShares Core S&P Total U.S. Stock Market ETF	979	146,977
iShares Select Dividend ETF	525	82,047
iShares Core S&P 500 ETF	2,136	1,472,516
iShares S&P 500 Growth ETF	9,276	1,109,039
iShares S&P 500 Value ETF	362	80,397
iShares Russell Mid-Cap Value ETF	5	770
iShares Core S&P Mid-Cap ETF	4,693	335,503
iShares Semiconductor ETF	222	78,208
iShares Global 100 ETF	590	75,272
iShares Russell 1000 Value ETF	1,201	270,850
iShares S&P Mid-Cap 400 Growth ETF	276	29,424
iShares Russell 1000 Growth ETF	531	239,051
iShares Russell 1000 ETF	450	169,317
iShares Core S&P U.S. Growth ETF	2,182	357,935
iShares S&P Mid-Cap 400 Value ETF	180	25,227
iShares U.S. Technology ETF	829	157,162
iShares U.S. Energy ETF	427	25,219
iShares Dow Jones U.S. ETF	93	15,544
iShares Core U.S. REIT ETF	51	3,223
iShares Residential & Multisector Real Estate ETF	100	8,957
iShares ESG MSCI KLD 400 ETF	640	82,131
iShares U.S. Aerospace & Defense ETF	489	119,179
iShares ESG Optimized MSCI USA ETF - Class U	1,904	266,465
iShares MSCI USA Min Vol Factor ETF	989	96,734
iShares MSCI USA Quality Factor ETF	3,376	691,607
iShares MSCI USA Momentum Factor ETF	2,171	549,176
iShares U.S. Equity Factor ETF	43,683	3,018,495
iShares Core Dividend Growth ETF	836	61,764
State Street SPDR S&P 500 ETF Trust	3,203	2,197,226
State Street SPDR Portfolio S&P 500 Growth ETF	2,901	300,457
State Street SPDR Portfolio S&P 500 Value ETF	7,122	423,759
State Street SPDR S&P Dividend ETF	895	139,557
State Street SPDR S&P MidCap 400 ETF Trust	12	7,834
Schwab US Large-Cap ETF	31,750	859,155
Schwab U.S. Large-Cap Growth ETF	307	9,437
Schwab Fundamental U.S. Large Co. ETF	1,977	57,392

Company	Shares	U.S. $ Value
State Street Materials Select Sector SPDR ETF	744	$39,737
State Street Health Care Select Sector SPDR ETF	3,861	618,532
State Street Consumer Staples Select Sector SPDR ETF	1,306	117,553
State Street Consumer Discretionary Select Sector SPDR ETF	1,535	179,380
State Street Energy Select Sector SPDR ETF	7,940	444,005
State Street Financial Select Sector SPDR ETF	20,169	1,037,292
State Street Industrial Select Sector SPDR ETF	4,789	848,324
State Street Technology Select Sector SPDR ETF	34,624	4,804,426
State Street Communication Services Select Sector SPDR ETF	1,030	121,592
State Street Real Estate Select Sector SPDR ETF	710	31,126
State Street Utilities Select Sector SPDR ETF	1,819	86,821
VanEck Biotech ETF	300	59,393
Vanguard Dividend Appreciation ETF	5,063	1,152,845
Vanguard Mega Cap Growth ETF	989	382,694
Vanguard Mega Cap Value ETF	3,904	597,741
Vanguard High Dividend Yield ETF	976	151,329
Vanguard Consumer Discretionary ETF	661	254,009
Vanguard Energy ETF	360	56,732
Vanguard Financials ETF	282	35,408
Vanguard Health Care ETF	107	31,620
Vanguard Industrials ETF	2,693	920,602
Vanguard Information Technology ETF	1,266	920,002
Vanguard S&P 500 ETF	4,605	2,905,939
Vanguard Mid-Cap Value ETF	200	38,866
Vanguard Mid-Cap ETF	16,589	5,079,552
Vanguard Large-Cap ETF	14	4,412
Vanguard Growth ETF	780	359,479
Vanguard Value ETF	528	109,433
Vanguard Total Stock Market ETF	54,369	18,418,586

Total Investment Companies (cost $18,872,580)		55,991,223

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(b) (c) (d) (cost $1,670,467)	1,670,467	1,670,467

Total Investments – 100.0% (cost $204,741,862)(e)		658,820,657
Other assets less liabilities – 0.0%		236,382

Net Assets – 100.0%		$659,057,039

(a)	Non-income producing security.
(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $454,079,958 and gross unrealized depreciation of investments was $(1,163), resulting in net unrealized appreciation of $454,078,795.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depository Receipt

AB Active ETFs, Inc.

AB US Equity ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$601,158,967	$—	$—	$601,158,967
Investment Companies	55,991,223	—	—	55,991,223
Short-Term Investments	1,670,467	—	—	1,670,467

Total Investments in Securities	658,820,657	—	—	658,820,657
Other Financial Instruments(b):	—	—	—	—

Total	$658,820,657	$—	$—	$658,820,657

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the period ended February 28, 2026 is as follows:

Portfolio	Market Value 12/05/2025* (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$0	$3,000	$1,330	$1,670	$5

*	Commencement of operations.